ASSET PURCHASE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ASSET PURCHASE AGREEMENT
ASSET PURCHASE AGREEMENT	NOTE 4 – ASSET PURCHASE AGREEMENT

On May 16, 2024, the Company entered into an Asset Purchase Agreement pursuant to which Corporation acquired various assets from Seller in exchange for 9,000,000 restricted shares of the Company’s Series A Preferred Stock valued at $720,000.

The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of the acquiree were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. The Company evaluated the assets on date of acquisition and determined that the value to be $0 and as such the total purchase price of $720,000 in connection with the assets acquired was recorded as a loss in the consolidated statement of operations during nine months ended September 30, 2024.

NOTE 4 – ASSET PURCHASE AGREEMENT

On March 8, 2023, the Company entered into an Asset Purchase Agreement pursuant to which Corporation acquired various assets from Seller in exchange for 9,000,000 restricted shares of the Company’s Series A Preferred Stock valued at $405,000.

The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of the acquiree were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. On May 16, 2024, the Company entered into an Unwind Agreement and Mutual Release, for the purpose of unwinding, and rendering void, the Purchase Agreement  As a result, the Company evaluated the assets and determined the value to be $0 as of December 31, 2024 and as such the total purchase price of $405,000 in connection with the assets acquired is included in impairment of intangible assets, in the Statement of Operations (See note 10).